Investment Objectives and Goals - LCAM Strategic Income Fund	Mar. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the LCAM Strategic Income Fund (the “Fund”) is total return, comprised of current income with the potential for principal appreciation.